CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) (Q3) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Common stock subject to possible redemption (in shares)	23,820,521			23,820,521	23,861,949
Interest income attributable to common stock subject to possible redemption	$ 20,326	$ 1,245,883	$ 1,332,389	$ 903,655	$ 2,338,057
Class A Common Stock [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Common stock subject to possible redemption (in shares)	23,820,521	23,890,787	23,890,787	23,820,521	23,861,949
Interest income attributable to common stock subject to possible redemption	$ 9,080	$ 937,377	$ 968,309	$ 676,674	$ 1,714,959